Shareholders Equity - Changes in Common Shares Issued According to Exchange Ratio (Detail) - shares		3 Months Ended	12 Months Ended
		Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2013
Business Acquisition Equity Interests Issued Or Issuable [Line Items]
Common shares, shares outstanding		1,350,073,530	1,362,048,989	1,355,319,640	1,348,867,772
Capital increase		1,205,758	6,729,349	5,246,110
Special voting shares, shares issued			413,249,206		474,474,276
Special voting shares, shares outstanding		468,994,386	413,249,206	415,399,503
Common and special voting shares, shares issued					1,823,342,048
Common and special voting shares, shares outstanding		1,819,067,916	1,775,298,195	1,770,719,143
Fiat Industrial [Member]
Business Acquisition Equity Interests Issued Or Issuable [Line Items]
Common shares, shares outstanding	[1]				1,222,560,247
Special voting shares, shares issued	[2]				451,262,083
Common and special voting shares, shares issued					1,673,822,330
Fiat Industrial [Member] | Before Merger [Member]
Business Acquisition Equity Interests Issued Or Issuable [Line Items]
Common shares, shares outstanding	[3]				1,222,560,247
CNH Global N.V. [Member]
Business Acquisition Equity Interests Issued Or Issuable [Line Items]
Common shares, shares outstanding	[1]				126,307,525
Special voting shares, shares issued	[2]				23,212,193
Common and special voting shares, shares issued					149,519,718
CNH Global N.V. [Member] | Before Merger [Member]
Business Acquisition Equity Interests Issued Or Issuable [Line Items]
Common shares, shares outstanding					32,995,696
Special Voting Shares [Member]
Business Acquisition Equity Interests Issued Or Issuable [Line Items]
Retirement of special voting shares		(5,479,890)	(2,150,297)	(53,594,883)

[1]	Allotted on the basis of the established exchange ratios of one common share of CNH Industrial N.V. for each share of Fiat Industrial S.p.A. and 3.828 common shares of CNH Industrial N.V for each share of CNH Global N.V.
[2]	Allotted to eligible Fiat Industrial N.V. and CNH Global N.V. shareholders who had elected to receive special voting shares.
[3]	Total n. 1,222,568,882 Fiat Industrial S.p.A. common shares are shown net of 8,635 treasury shares that have been cancelled at the closing of the merger.